UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21893

Nuveen Global Income Opportunities Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Global Income Opportunities Fund (JGG)
March 31, 2013

Shares	Description (1)	Coupon		Ratings (2)	Value
	$25 Par (or similar) Retail Structures - 2.2% (1.5% of Total Investments)
	Commercial Banks - 1.0%
30,000	PNC Financial Services	6.125%		BBB	$ 830,100
20,000	Regions Financial Corporation	6.375%		BB	510,600
	Total Commercial Banks				1,340,700
	Consumer Finance - 0.4%
20,000	Discover Financial Services	6.500%		BB	516,800
	Insurance - 0.5%
25,000	Hartford Financial Services Group Inc.	7.875%		BB+	752,500
	Oil, Gas & Consumable Fuels - 0.3%
16,775	Nustar Logistics Limited Partnership	7.625%		Ba2	449,738
	Total $25 Par (or similar) Retail Structures (cost $2,997,875)				3,059,738

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Corporate Bonds - 64.9% (45.3% of Total Investments)
	Aerospace & Defense - 0.5%
$ 680	Exelis, Inc.	5.550%	10/01/21	BBB+	$ 723,083
	Auto Components - 0.7%
300	Allison Transmission Inc., 144A	7.125%	5/15/19	B+	322,874
400	American & Axle Manufacturing Inc.	6.625%	10/15/22	B	414,000
300	Pittsburgh Glass Works LLC, 144A	8.500%	4/15/16	B+	305,250
1,000	Total Auto Components				1,042,124
	Automobiles - 0.5%
665	Chrysler GP/CG Company	8.000%	6/15/19	B1	729,006
	Building Products - 1.0%
150	Corporativo Javer S.A. de C.V., 144A	9.875%	4/06/21	B+	140,250
350	Nortek Inc.	8.500%	4/15/21	B	388,500
645	Owens Corning Incorporated	4.200%	12/15/22	BBB-	659,672
200	USG Corporation, 144A	8.375%	10/15/18	BB-	221,000
1,345	Total Building Products				1,409,422
	Capital Markets - 4.2%
480	E* Trade Financial Corporation	6.375%	11/15/19	B2	507,600
1,210	Goldman Sachs Group, Inc.	6.000%	6/15/20	A	1,428,060
1,000	Goldman Sachs Group, Inc.	5.250%	7/27/21	A	1,133,069
615	Morgan Stanley	6.625%	4/01/18	A	735,172
1,935	Morgan Stanley	4.875%	11/01/22	BBB+	2,051,317
5,240	Total Capital Markets				5,855,218
	Chemicals - 1.9%
745	Eastman Chemical Company	3.600%	8/15/22	BBB	773,845
350	Hexion U.S. Finance Corp.	8.875%	2/01/18	B3	362,250
450	Ineos Finance PLC, 144A	7.500%	5/01/20	B+	489,938
365	Omonva Solutions Inc.	7.875%	11/01/18	B2	388,725
300	Petrologisitics LP Finance, 144A	6.250%	4/01/20	B2	301,875
350	Taminco Global Chemical Corporation, 144A	9.750%	3/31/20	B-	389,375
2,560	Total Chemicals				2,706,008
	Commercial Banks - 0.9%
285	HSBC Holdings PLC	6.800%	6/01/38	A+	364,263
480	Royal Bank of Scotland	6.125%	12/15/22	BBB-	496,463
340	Wells Fargo & Company	3.450%	2/13/23	A+	342,285
1,105	Total Commercial Banks				1,203,011
	Commercial Services & Supplies - 1.4%
325	313 Group Incorporated, 144A	6.375%	12/01/19	B1	322,563
250	Casella Waste Systems Inc.	7.750%	2/15/19	Caa1	238,125
400	Ceridian Corporation, 144A	8.875%	7/15/19	B1	465,500
375	R.R. Donnelley & Son Company	7.625%	6/15/20	BB	390,469
235	Europcar Groupe S.A., 144A	11.500%	5/15/17	B-	333,301
245	International Lease Finance Corporation	5.875%	4/01/19	BBB-	264,638
1,830	Total Commercial Services & Supplies				2,014,596
	Communications Equipment - 0.4%
200	Goodman Networks Inc., 144A	12.125%	7/01/18	B	222,000
300	Nokia Corporation	5.375%	5/15/19	BB-	285,750
500	Total Communications Equipment				507,750
	Computers & Peripherals - 0.9%
345	Hewlett Packard Company	4.650%	12/09/21	A-	357,731
525	Lexmark International Group Incorporated	5.125%	3/15/20	BBB-	537,786
350	Seagate HDD Cayman	7.000%	11/01/21	BB+	379,750
1,220	Total Computers & Peripherals				1,275,267
	Construction Materials - 0.2%
300	Cemex SAB de CV, 144A	9.000%	1/11/18	B+	332,250
	Consumer Finance - 0.9%
915	Ford Motor Credit Company	6.625%	8/15/17	Baa3	1,067,090
220	Nationstar Mortgage LLC Capital Corporation, 144A	7.875%	10/01/20	B+	243,100
1,135	Total Consumer Finance				1,310,190
	Containers & Packaging - 0.3%
350	Reynolds Group	7.125%	4/15/19	B+	375,813
	Diversified Financial Services - 6.3%
2,500	Bank of America Corporation	5.700%	1/24/22	A	2,928,352
640	Citigroup Inc.	5.375%	8/09/20	A	749,277
520	Citigroup Inc.	4.050%	7/30/22	BBB+	537,172
845	Countrywide Financial Corporation, 144A	6.250%	5/15/16	BBB+	941,189
620	General Electric Capital Corporation	5.300%	2/11/21	AA	710,753
515	General Electric Capital Corporation	6.875%	1/10/39	AA+	674,769
1,480	JPMorgan Chase & Company	4.500%	1/24/22	A+	1,621,962
545	JPMorgan Chase & Company	6.400%	5/15/38	A+	698,851
7,665	Total Diversified Financial Services				8,862,325
	Diversified Telecommunication Services - 2.3%
750	AT&T, Inc.	6.300%	1/15/38	A	899,657
450	AT&T, Inc.	5.550%	8/15/41	A	496,017
375	CyrusOne LP Finance, 144A	6.375%	11/15/22	B+	392,813
400	Frontier Communications Corporation	8.500%	4/15/20	BB+	453,000
350	IntelSat Limited, 144A, WI/DD	6.750%	6/01/18	CCC+	360,500
595	Qwest Corporation	6.750%	12/01/21	BBB-	685,079
2,920	Total Diversified Telecommunication Services				3,287,066
	Electric Utilities - 0.5%
600	FirstEnergy Solutions Corporation	6.050%	8/15/21	BBB	709,682
	Energy Equipment & Services - 3.3%
820	Ensco PLC	4.700%	3/15/21	BBB+	915,540
375	Gulfmark Offshore Inc.	6.375%	3/15/22	BB-	390,000
675	Nabors Industries Inc.	5.000%	9/15/20	BBB	719,939
275	NGPL PipeCo LLC	7.119%	12/15/17	Ba3	292,875
290	Offshore Group Investment Limited, 144A	7.500%	11/01/19	B-	307,400
400	Precision Drilling Corporation	6.500%	12/15/21	Ba1	427,000
400	Seadrill Limited, 144A	5.625%	9/15/17	N/R	404,000
765	Transocean Inc.	3.800%	10/15/22	BBB-	753,615
420	Weatherford International Limited	7.000%	3/15/38	Baa2	468,690
4,420	Total Energy Equipment & Services				4,679,059
	Food & Staples Retailing - 0.2%
250	Supervalu Inc.	8.000%	5/01/16	B-	260,000
	Food Products - 1.1%
375	JBS USA LLC	7.250%	6/01/21	BB	392,813
250	Marfrig Holding Europe BV, 144A	9.875%	7/24/17	B+	243,750
300	Minerva Luxembourg S.A., 144A	7.750%	1/31/23	B+	321,750
545	Tyson Foods	4.500%	6/15/22	BBB	593,028
1,470	Total Food Products				1,551,341
	Gas Utilities - 0.3%
375	AmeriGas Finance LLC	7.000%	5/20/22	Ba2	407,813
	Health Care Equipment & Supplies - 0.2%
225	Biomet Inc., 144A	6.500%	8/01/20	B-	238,781
	Health Care Providers & Services - 1.3%
325	CHS/Community Health Systems, Inc.	8.000%	11/15/19	B	359,938
400	HCA Holdings Inc.	7.750%	5/15/21	B-	445,750
400	Kindred Healthcare Inc., Term Loan	8.250%	6/01/19	B-	397,000
275	Labco SAS, 144A	8.500%	1/15/18	BB-	372,778
250	Tenet Healthcare Corporation	6.750%	2/01/20	B3	268,750
1,650	Total Health Care Providers & Services				1,844,216
	Hotels, Restaurants & Leisure - 0.4%
300	Graton Economic Development Authority, 144A	9.625%	9/01/19	B	336,000
200	Shearer’s Foods LLC, 144A	9.000%	11/01/19	B	219,000
500	Total Hotels, Restaurants & Leisure				555,000
	Household Durables - 0.2%
300	Beazer Homes USA, Inc.	9.125%	6/15/18	CCC+	322,500
	Independent Power Producers & Energy Traders - 0.9%
485	Constellation Energy Group	5.150%	12/01/20	BBB+	553,775
400	GenOn Energy	9.500%	10/15/18	B	471,000
240	NRG Energy Inc.	7.875%	5/15/21	BB	267,000
1,125	Total Independent Power Producers & Energy Traders				1,291,775
	Industrial Conglomerates - 0.2%
2,000	Grieg Seafood ASA	8.500%	12/21/15	N/R	344,134
	Insurance - 1.7%
750	AFLAC Insurance	6.450%	8/15/40	A-	941,387
385	Liberty Mutual Group Inc., 144A	4.950%	5/01/22	Baa2	422,152
415	Swiss Re Treasury US Corporation, 144A	4.250%	12/06/42	AA-	400,953
510	Unum Group	5.625%	9/15/20	BBB	591,063
2,060	Total Insurance				2,355,555
	IT Services - 0.7%
565	Computer Sciences Corporation	4.450%	9/15/22	BBB	599,033
400	First Data Corporation	6.750%	11/01/20	BB-	417,000
965	Total IT Services				1,016,033
	Machinery - 1.3%
300	Loxam SAS, 144A	7.375%	1/24/20	B	393,688
425	Terex Corporation	6.000%	5/15/21	B+	447,313
1,000	Turlock Corporation	4.150%	11/02/42	A-	975,003
1,725	Total Machinery				1,816,004
	Marine - 0.3%
400	Navios Maritime Acquisition Corporation	8.625%	11/01/17	B	397,750
	Media - 3.6%
720	Comcast Corporation	6.400%	5/15/38	A-	905,512
620	DIRECTV Holdings LLC	5.200%	3/15/20	BBB	708,788
300	LIN Television Corporation	8.375%	4/15/18	B	326,625
400	Nara Cable Funding Limited, 144A	8.875%	12/01/18	BB-	419,000
575	NBC Universal Media LLC	2.875%	1/15/23	A-	569,942
555	News America Holdings Inc.	6.650%	11/15/37	BBB+	685,625
410	Time Warner Cable Inc.	5.875%	11/15/40	BBB	437,143
345	Time Warner Inc.	6.100%	7/15/40	BBB	400,002
610	Vivendi S.A., 144A	4.750%	4/12/22	BBB	632,235
4,535	Total Media				5,084,872
	Metals & Mining - 5.6%
1,460	Alcoa Inc.	5.400%	4/15/21	BBB-	1,511,988
200	Anglogold Holdings PLC	6.500%	4/15/40	Baa2	198,734
715	ArcelorMittal	6.750%	2/25/22	BB+	781,398
200	Bumi Investment PTE Limited, 144A	10.750%	10/06/17	B	169,000
720	Cliffs Natural Resources Inc.	4.800%	10/01/20	BBB-	717,356
300	Coeur D’Alene Mines Corporation, 144A	7.875%	2/01/21	BB-	316,875
350	FMG Resources, 144A	6.000%	4/01/17	BB+	359,625
300	Fosun International Limited, 144A	7.500%	5/12/16	BB+	315,750
640	Freeport McMoRan Copper & Gold, Inc.	3.550%	3/01/22	BBB	636,165
300	IAMGOLD Corporation, 144A	6.750%	10/01/20	BB-	288,750
400	Inmet Mining Corporation, 144A	8.750%	6/01/20	B+	444,000
700	Newmont Mining Corporation	3.500%	3/15/22	BBB+	704,771
200	Severstal OAO via Steel Capital, 144A	4.450%	3/19/18	Ba1	198,000
320	Teck Resources Limited	6.250%	7/15/41	BBB	338,480
250	TMK OAO Capital S.A., 144A, WI/DD	6.750%	4/03/20	B+	249,925
300	United States Steel Corporation	7.500%	3/15/22	BB	314,250
285	Vale Overseas Limited	6.875%	11/10/39	A-	324,987
7,640	Total Metals & Mining				7,870,054
	Multiline Retail - 0.6%
865	Macys Retail Holdings Inc.	3.875%	1/15/22	BBB	912,328
	Oil, Gas & Consumable Fuels - 10.1%
300	Alpha Natural Resources Inc.	6.000%	6/01/19	B+	276,750
165	Anadarko Petroleum Corporation	6.200%	3/15/40	BBB-	200,002
875	Apache Corporation	4.250%	1/15/44	A-	830,254
400	Athabasca Oil Corporation, 144A	7.500%	11/19/17	B	399,075
400	Atlas Pipeline LP Finance, 144A	5.875%	8/01/23	B+	398,000
375	Bill Barrett Corporation	7.000%	10/15/22	BB-	392,813
350	Chesapeake Energy Corporation	9.500%	2/15/15	BB-	395,500
350	Crosstex Energy Finance	8.875%	2/15/18	B+	378,875
350	Everest Acquisition LLC Finance, 144A	7.750%	9/01/22	B	386,750
350	Forest Oil Corporation	7.250%	6/15/19	B2	350,000
1,000	Gazprom OAO Via Gaz Capital S.A., 144A	3.850%	2/06/20	Baa1	1,000,000
300	Halcon Resources Limited Liability Corporation, 144A	9.750%	7/15/20	B3	331,500
400	Key Energy Services Inc.	6.750%	3/01/21	BB-	417,000
400	Kodiak Oil and Gas Corporation	8.125%	12/01/19	B-	452,000
400	Linn Energy LLC Finance Corporation, 144A	6.250%	11/01/19	B	409,000
300	Martin Mid-Stream Partners LP Finance, 144A	7.250%	2/15/21	B-	303,000
400	MEG Energy Corporation, 144A	6.375%	1/30/23	BB	416,000
400	Niska Gas Storage US LLC	8.875%	3/15/18	B+	417,000
380	Northern Tier Energy LLC, 144A	7.125%	11/15/20	BB-	402,800
300	Ocean Rig UDW Inc.	9.500%	4/27/16	CCC+	315,000
350	Paramount Resources Limited, 144A	7.625%	12/04/19	B	344,539
300	PBF Holding Company LLC, 144A	8.250%	2/15/20	BB+	330,000
400	PetroBakken Energy Limited, 144A	8.625%	2/01/20	CCC+	408,000
210	Petrobras International Finance Company	5.375%	1/27/21	A3	226,589
500	Petrohawk Energy Corporation	7.250%	8/15/18	A	559,473
775	Rowan Companies Inc.	5.400%	12/01/42	BBB-	773,810
250	Sabine Pass LNG LP, 144A	6.500%	11/01/20	B1	263,125
375	Sabine Pass LNG LP	7.500%	11/30/16	BB+	414,375
350	Sandridge Energy Inc.	8.125%	10/15/22	B2	373,625
2,000	Ship Finance International Limited	6.920%	10/19/17	N/R	340,710
400	SM Energy Company	6.625%	2/15/19	BB	429,000
700	Thai Oil PCL, 144A	3.625%	1/23/23	Baa1	703,770
350	United Refining Inc., 144A	10.500%	2/28/18	B	395,500
15,155	Total Oil, Gas & Consumable Fuels				14,033,835
	Paper & Forest Products - 1.3%
350	Ainsworth Lumber Limited, 144A	7.500%	12/15/17	B	381,500
715	Domtar Corporation	4.400%	4/01/22	BBB-	713,473
300	Sappi Papier Holding GMBH, 144A	8.375%	6/15/19	BB	333,000
350	Tembec Industries, Inc.	11.250%	12/15/18	B3	386,750
1,715	Total Paper & Forest Products				1,814,723
	Pharmaceuticals - 1.0%
400	AbbVie Incorporated, 144A	2.900%	11/06/22	A+	400,360
300	Endo Pharmaceutical Holdings Inc.	7.000%	12/15/20	BB	320,250
375	Sky Growth Holdings Corporation, dba Par Pharmaceuticals, 144A	7.375%	10/15/20	B-	396,563
335	Valeant Pharmaceuticals International, 144A	6.375%	10/15/20	BB-	353,216
1,410	Total Pharmaceuticals				1,470,389
	Real Estate Investment Trust - 2.7%
1,000	CommomWealth REIT	5.875%	9/15/20	BBB-	1,095,530
480	HCP Inc.	3.750%	2/01/19	BBB+	517,414
1,000	Liberty Property Trust	3.375%	6/15/23	Baa1	992,794
1,000	Senior Housing Properties Trust	6.750%	4/15/20	BBB-	1,140,747
3,480	Total Real Estate Investment Trust				3,746,485
	Real Estate Management & Development - 0.9%
350	Country Garden Holding Company, 144A	11.125%	2/23/18	BB-	402,500
200	Kaisa Group Holdings Limited, 144A	8.875%	3/19/18	B+	202,500
300	Kennedy-Wilson Holdings Incorporated, 144A	8.750%	4/01/19	BB-	324,000
400	Mattamy Group Corporation, 144A	6.500%	11/15/20	BB	399,000
1,250	Total Real Estate Management & Development				1,328,000
	Road & Rail - 0.2%
265	Hertz Corporation	7.375%	1/15/21	B	294,813
	Semiconductors & Equipment - 0.3%
335	Freescale Semiconductor Inc.	9.250%	4/15/18	B1	367,663
	Textiles, Apparel & Luxury Goods - 0.2%
230	Jones Group	6.875%	3/15/19	Ba3	243,513
	Tobacco - 0.7%
1,030	Reynolds American Inc.	3.250%	11/01/22	Baa2	1,018,355
	Trading Companies & Distributors - 0.6%
605	International Lease Finance Corporation	4.625%	4/15/21	BBB-	603,488
300	Russel Metals Inc., 144A	6.000%	4/19/22	Ba1	304,651
905	Total Trading Companies & Distributors				908,139
	Transportation Infrastructure - 0.7%
954	Asciano Finance Limited, 144A	5.000%	4/07/18	Baa2	1,046,578
	Wireless Telecommunication Services - 1.4%
625	American Tower Company	5.050%	9/01/20	Baa3	693,811
350	Digicel Limited, 144A	7.000%	2/15/20	B1	365,750
300	Eileme AB, 144A	11.625%	1/31/20	B-	349,500
300	Wind Acquisition Finance S.A., 144A	7.250%	2/15/18	BB	311,625
300	Wind Acquisition Finance S.A.	11.750%	7/15/17	B+	318,000
1,875	Total Wireless Telecommunication Services				2,038,686
$ 88,224	Total Corporate Bonds (cost $91,284,501)				91,601,205

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	$1,000 Par (of similar) Institutional Structures - 5.6% (3.9% of Total Investments)
	Capital Markets - 0.3%
$ 350	Dresdner Funding Trust, 144A	8.151%	6/30/31	Ba2	$ 368,812
	Commercial Banks - 2.1%
690	Barclays Bank PLC	4.750%	N/A (3)	BBB	634,612
425	Credit Agricole, S.A, 144A	6.637%	N/A (3)	BBB-	388,875
355	Rabobank Nederland, 144A	11.000%	N/A (3)	A-	474,813
1,400	Wachovia Capital Trust III	5.570%	N/A (3)	BBB+	1,404,900
2,870	Total Commercial Banks				2,903,200
	Diversified Financial Services - 1.3%
500	Citigroup Inc.	5.950%	N/A (3)	BB	518,750
1,100	General Electric Capital Corporation	7.125%	N/A (3)	AA-	1,279,372
1,600	Total Diversified Financial Services				1,798,122
	Electric Utilities - 0.2%
360	Electricite de France, 144A	5.250%	N/A (3)	A3	357,638
	Insurance - 1.4%
570	Catlin Insurance Company Limited	7.249%	N/A (3)	BBB+	585,675
355	Lincoln National Corporation	6.050%	4/20/67	BBB	356,775
305	Prudential Financial Inc.	5.200%	3/15/44	BBB+	305,762
225	XL Capital Ltd	6.500%	N/A (3)	BBB-	219,938
530	ZFS Finance USA Trust V	6.500%	5/09/37	A	567,100
1,985	Total Insurance				2,035,250
	IT Services - 0.3%
400	Zayo Escrow Corporation	8.125%	1/1/20	B1	448,000
$ 7,565	Total $1,000 Par (of similar) Institutional Structures (cost $7,828,507)				7,911,022

Principal
Amount (000) (4)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Sovereign Debt - 64.1% (44.6% of Total Investments)
	Australia - 2.2%
2,600 AUD	Australian Government	5.750%	5/15/21	AAA	$ 3,171,809
	Canada - 3.4%
800 CAD	Canadian Government Bond	4.000%	6/01/41	AAA	1,024,876
3,500 CAD	Province of Ontario Municipal Bond	4.200%	3/08/18	Aa2	3,821,730
4,300 CAD	Total Canada				4,846,606
	Chile - 1.6%
1,055,000 CLP	Bonos del Banco Central de Chile en Pesos	6.000%	1/01/15	AA	2,292,271
	Hungary - 0.6%
866	Republic of Hungary, Government Bond	5.375%	2/21/23	Ba1	815,123
	Indonesia - 1.1%
1,300	Republic of Indonesia, 144A	5.875%	3/13/20	Baa3	1,501,500
	Italy - 4.2%
500 EUR	Buoni Poliennali del Tesoro, Italian Treasury Bond	2.500%	3/01/15	BBB+	645,214
1,450 EUR	Buoni Poliennali del Tesoro, Italian Treasury Bond	4.750%	6/01/17	BBB+	1,953,514
2,450 EUR	Buoni Poliennali del Tesoro, Italian Treasury Bond	5.500%	11/01/22	BBB+	3,335,719
4,400 EUR	Total Italy				5,934,447
	Malaysia - 3.8%
16,500 MYN	Republic of Malaysia	3.172%	7/15/16	A	5,346,991
	Mexico - 12.2%
37,000 MXN	Mexico Bonos de DeSarrollo	8.000%	12/17/15	A-	3,269,946
49,500 MXN	Mexico Bonos de DeSarrollo	6.250%	6/16/16	A-	4,219,205
32,500 MXN	Mexico Bonos de DeSarrollo	5.000%	6/15/17	A-	2,669,871
17,800 MXN	Mexico Bonos de DeSarrollo	8.000%	12/07/23	A-	1,798,043
60,000 MXN	United Mexican States	9.500%	12/18/14	A-	5,285,723
196,800 MXN	Total Mexico				17,242,788
	Norway - 2.8%
20,000 NOK	Norwegian Government Bond	4.500%	5/22/19	AAA	3,985,790
	Philippines - 1.0%
1,300	Republic of the Philippines	4.000%	1/15/21	BBB-	1,436,500
	South Africa - 6.2%
62,000 ZAR	Republic of South Africa	7.250%	1/15/20	A-	7,043,294
12,800 ZAR	Republic of South Africa	10.500%	12/21/26	A-	1,760,760
74,800 ZAR	Total South Africa				8,804,054
	South Korea - 4.2%
6,500,000 KRW	Korea Monetary Stability Bond	2.840%	12/02/14	AA	5,873,848
	Spain - 2.4%
750 EUR	Kingdom of Spain, Bonos y Obligado Del Esatado	4.500%	1/31/18	BBB	989,371
1,800 EUR	Kingdom of Spain, Bonos y Obligado Del Esatado	4.100%	7/30/18	BBB	2,326,482
2,550 EUR	Total Spain				3,315,853
	Sweden - 2.1%
16,500 SEK	Republic of Sweden	3.500%	6/01/22	AAA	2,914,005
	Turkey - 7.6%
12,300 TRY	Republic of Turkey, Government Bond	9.000%	3/08/17	BBB	7,393,052
3,575 TRY	Republic of Turkey, Government Bond	10.500%	1/15/20	BBB	2,378,196
1,000	Republic of Turkey, Government Bond	3.250%	3/23/23	BBB-	942,500
	Total Turkey				10,713,748
	Ukraine - 0.7%
900	Republic of Ukraine, 144A	7.750%	9/23/20	B	935,100
	United Kingdom - 8.0%
1,500 GBP	United Kingdom Gilt	3.750%	9/07/20	AAA	2,675,523
3,500 GBP	United Kingdom, Treasury Bond	3.750%	9/07/21	AAA	6,258,219
1,300 GBP	United Kingdom, Treasury Bill	3.750%	9/07/19	AAA	2,308,140
6,300 GBP	Total United Kingdom				11,241,882
	Total Sovereign Debt (cost $91,415,517)				90,372,315

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Asset-Backed and Mortgage-Backed Securities - 3.0% (2.1% of Total Investments)
$ 881	Banc of America Alternative Loan Trust, Pass Through Certificates, Series 2006-6	6.000%	7/25/46	Caa2	$ 739,728
1,000	Bayview Opportunity Master Fund Trust, 2013-8NPL	3.228%	3/28/33	N/R	1,000,000
700	Countrywide Asset Backed Certificates, Series 2007-4 A2	5.530%	4/25/47	Caa1	664,126
490	Countrywide Home Loans Mortgage, Series 2005-27	5.500%	12/25/35	Caa1	469,563
1,350	Fannie Mae TBA Mortgage Pool, (MDR), WI/DD	3.000%	TBA	Aaa	1,392,398
$ 4,421	Total Asset-Backed and Mortgage-Backed Securities (cost $4,285,792)				4,265,815

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments - 3.7% (2.6% of Total Investments)
$ 5,220	Repurchase Agreement with State Street Bank, dated 3/28/13, repurchase price $5,219,709, collateralized by $5,105,000 U.S. Treasury Notes, 2.375%, due 10/31/14, value $5,327,261	0.010%	4/01/13		$ 5,219,703
	Total Short-Term Investments (cost $5,219,703)				5,219,703
	Total Investments (cost $203,031,895) - 143.5%				202,429,798
	Borrowings Payable - (43.3)% (5)				(61,000,000)
	Other Assets Less Liabilities - (0.2)% (6)				(404,714)
	Net Assets - 100%				$ 141,025,084

Investments in Derivatives as of March 31, 2013

Forward Foreign Currency Exchange Contracts outstanding:

						Unrealized
		Amount	In Exchange For	Amount	Settlement	Appreciation
Counterparty	Currency Contracts to Deliver	(Local Currency)	Currency	(Local Currency)	Date	(Depreciation) (6)
Barclays	Chilean Peso	975,000,000	U.S. Dollar	2,051,120	4/04/13	$ (16,137)
Barclays	Chilean Peso	975,000,000	U.S. Dollar	2,051,984	5/06/13	(5,668)
Barclays	Malaysian Ringgit	9,400,000	U.S. Dollar	3,008,481	4/18/13	(29,088)
Barclays	Swiss Franc	9,600,000	U.S. Dollar	10,110,851	5/15/13	(7,162)
Barclays	U.S. Dollar	2,062,183	Chilean Peso	975,000,000	4/04/13	5,075
Barclays	U.S. Dollar	2,966,559	South Korean Won	3,300,000,000	4/18/13	(4,722)
Barclays	U.S. Dollar	5,935,423	Polish Zloty	19,000,000	5/14/13	(120,198)
Barclays	U.S. Dollar	8,329,432	Euro	6,404,526	5/15/13	(117,440)
Barclays	U.S. Dollar	6,087,652	Euro	4,700,000	5/15/13	(61,232)
BNP Paribas	U.S. Dollar	12,956,835	Indian Rupee	697,000,000	4/08/13	(154,337)
Citibank N.A.	Australian Dollar	2,000,000	U.S. Dollar	2,074,830	5/15/13	(927)
Citibank N.A.	Swedish Krona	19,700,000	U.S. Dollar	3,077,356	5/17/13	57,145
Citibank N.A.	U.S. Dollar	10,051,629	South Korean Won	11,000,000,000	4/15/13	(176,224)
Citibank N.A.	U.S. Dollar	10,100,902	Japanese Yen	945,000,000	4/18/13	(61,084)
Citibank N.A.	U.S. Dollar	4,619,796	Japanese Yen	435,000,000	4/18/13	1,707
Citibank N.A.	U.S. Dollar	5,433,079	Japanese Yen	520,000,000	4/18/13	91,477
Citibank N.A.	U.S. Dollar	14,973,634	Canadian Dollar	15,050,000	4/30/13	(167,613)
Citibank N.A.	U.S. Dollar	1,395,660	Canadian Dollar	1,400,000	4/30/13	(18,355)
Citibank N.A.	U.S. Dollar	1,052,139	Canadian Dollar	1,080,000	4/30/13	10,353
Citibank N.A.	U.S. Dollar	2,103,265	Canadian Dollar	2,150,000	4/30/13	11,880
Citibank N.A.	U.S. Dollar	15,957,818	Australian Dollar	15,680,000	5/15/13	316,116
Credit Suisse	Norwegian Krone	40,100,000	U.S. Dollar	6,843,003	4/05/13	(22,013)
Credit Suisse	Turkish Lira	8,800,000	U.S. Dollar	4,859,194	5/13/13	20,258
Credit Suisse	U.S. Dollar	7,270,420	Norwegian Krone	40,100,000	4/05/13	(405,404)
Credit Suisse	U.S. Dollar	6,827,275	Norwegian Krone	40,100,000	6/05/13	21,393
JPMorgan	Indian Rupee	697,000,000	U.S. Dollar	12,788,991	4/08/13	(13,507)
JPMorgan	South African Rand	73,850,000	U.S. Dollar	8,228,751	4/12/13	207,249
JPMorgan	South Korean Won	6,200,000,000	U.S. Dollar	5,564,281	4/04/13	(7,267)
JPMorgan	U.S. Dollar	5,649,203	South Korean Won	6,200,000,000	4/04/13	(77,655)
JPMorgan	U.S. Dollar	4,119,994	New Zealand Dollar	4,900,000	4/30/13	(27,531)
JPMorgan	U.S. Dollar	9,813,060	New Zealand Dollar	12,000,000	4/30/13	209,296
JPMorgan	U.S. Dollar	5,622,365	Polish Zloty	18,000,000	5/14/13	(113,204)
JPMorgan	U.S. Dollar	12,634,823	Indian Rupee	697,000,000	6/10/13	(27,235)
Morgan Stanley	Brazilian Real	13,000,000	U.S. Dollar	6,456,419	4/02/13	23,164
Morgan Stanley	Euro	876,000	U.S. Dollar	1,141,089	5/07/13	17,935
Morgan Stanley	Pound Sterling	7,000,000	U.S. Dollar	10,451,420	4/05/13	(184,611)
Morgan Stanley	Pound Sterling	6,700,000	U.S. Dollar	10,005,981	4/05/13	(174,220)
Morgan Stanley	Pound Sterling	4,000,000	U.S. Dollar	6,046,984	4/05/13	(30,748)
Morgan Stanley	Pound Sterling	4,550,000	U.S. Dollar	6,889,979	4/05/13	(23,442)
Morgan Stanley	Pound Sterling	7,388,000	U.S. Dollar	11,198,065	6/05/13	(23,901)
Morgan Stanley	U.S. Dollar	6,552,089	Brazilian Real	13,000,000	4/02/13	(118,834)
Morgan Stanley	U.S. Dollar	494,589	Pound Sterling	312,000	4/05/13	(20,526)
Morgan Stanley	U.S. Dollar	10,013,440	Pound Sterling	6,400,000	4/05/13	(289,069)
Morgan Stanley	U.S. Dollar	10,025,792	Pound Sterling	6,400,000	4/05/13	(301,421)
Morgan Stanley	U.S. Dollar	2,745,136	Pound Sterling	1,750,000	4/05/13	(86,128)
Morgan Stanley	U.S. Dollar	11,201,686	Pound Sterling	7,388,000	4/05/13	23,886
Morgan Stanley	U.S. Dollar	6,434,051	Brazilian Real	13,000,000	5/03/13	(23,212)
Morgan Stanley	U.S. Dollar	10,431,900	Canadian Dollar	10,700,000	5/13/13	91,555
Morgan Stanley	U.S. Dollar	3,221,229	Mexican Peso	40,410,000	5/31/13	32,154
Nomura International	U.S. Dollar	8,253,600	Australian Dollar	8,000,000	5/31/13	39,401
						$ (1,730,071)

Credit Default Swaps outstanding:

			Current		Fixed			Unrealized
		Buy/Sell	Credit	Notional	Rate	Termination		Appreciation
Counterparty	Referenced Entity	Protection (7)	Spread (8)	Amount	(Annualized)	Date	Value	(Depreciation) (6)
JPMorgan	iTraxx Europe Crossover Series 19	Sell	4.87%	4,500,000 EUR	5.000%	6/20/18	$ 43,624	$ (17,464)
JPMorgan	Markit CDX NA HY19 Index	Sell	4.01	3,500,000 USD	5.000	12/20/17	151,558	160,308
								$ 142,844

Interest Rate Swaps outstanding:

		Fund		Fixed	Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (9)	Date	(Depreciation) (6)
JPMorgan	$ 22,469,000	Receive	1-Month USD-LIBOR-BBA	1.255%	Monthly	12/01/14	12/01/18	$ 97,756
JPMorgan	22,469,000	Receive	1-Month USD-LIBOR-BBA	1.673	Monthly	12/01/14	12/01/20	259,468
JPMorgan	2,000,000	Receive	3-Month USD-LIBOR-BBA	2.078	Semi-Annually	2/19/13	2/19/23	(20,484)
Morgan Stanley	11,000,000	Receive	3-Month USD-LIBOR-BBA	2.095	Semi-Annually	3/19/13	3/19/23	(105,351)
Morgan Stanley	3,000,000	Receive	3-Month USD-LIBOR-BBA	2.055	Semi-Annually	3/22/13	3/22/23	(16,738)
								$ 214,651

Futures Contracts outstanding:

				Notional Amount	Notional Amount	Unrealized
	Contract	Number of	Contract	at Value	at Value	Appreciation
Type	Position	Contracts	Expiration	(Local Currency)	(Base Currency)*	(Depreciation)
3-Month Euro Future	Long	219	12/13	54,569,325 EUR	$ 69,949,732	$ (12,003)
10-Year Japan Government Bond	Long	6	6/13	872,760,000 JPY	9,271,366	32,448
10-Year U.S. Treasury Note	Short	(6)	6/13	(791,906) USD	(791,906)	(2,014)
German Euro Bond	Short	(14)	6/13	(2,036,860) EUR	(2,610,951)	(20,924)
Long U.S. Treasury Bond	Short	(82)	6/13	(11,846,438) USD	(11,846,438)	(52,190)
Ultra Long U.S. Treasury Bond	Short	(26)	6/13	(4,097,438) USD	(4,097,438)	12,564
					$ 59,874,365	$ (42,119)

*   Total Notional Value of Long and Short positions were $79,221,098 and $(19,346,733), respectively.

Call Options Purchased outstanding:

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (10)	Date	Price	Value (6)
12,000	Credit Suisse South Korean Won Currency Option	$ 1,230,000,000	7/11/13	$ 1,025.0000	$ 1,872
3,000	JPMorgan South African Rand Currency Option	2,637,000	4/25/13	8.7900	3,165
15,000	Total Call Options Purchased (premiums paid $80,865)	$ 1,232,637,000			$ 5,037

Put Options Written outstanding:

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (10)	Date	Price	Value (6)
(3,000)	JPMorgan South African Rand Currency Option	$ (2,928,750)	4/25/13	$ 9.7625	$ (4,989)
(3,000)	Total Put Options Written (premiums received $29,625)	$ (2,928,750)			$ (4,989)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$25 Par (or similar) Retail Structures	$ 3,059,738	$ –	$ –	$ 3,059,738
Corporate Bonds	–	91,601,205	–	91,601,205
$1,000 Par (of similar) Institutional Structures	–	7,911,022	–	7,911,022
Sovereign Debt	–	90,372,315	–	90,372,315
Asset-Backed and Mortgage-Backed Securities	–	4,265,815	–	4,265,815
Short-Term Investments:
Repurchase Agreements	–	5,219,703	–	5,219,703
Derivatives:
Forward Foreign Currency Exchange Contracts*	–	(1,730,071)	–	(1,730,071)
Credit Default Swaps*	–	142,844	–	142,844
Interest Rate Swaps*	–	214,651	–	214,651
Futures Contracts*	(42,119)	–	–	(42,119)
Call Options Purchased	5,037	–	–	5,037
Put Options Written	(4,989)	–	–	(4,989)
Total	$ 3,017,667	$ 197,997,484	$ –	$ 201,015,151

*Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the amortization of premium, recognition of unrealized gain or loss for tax (mark-to-market) for certain foreign currency contracts and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2013, the cost of investments (excluding investments in derivatives) was $203,921,625.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2013, were as follows:

Gross unrealized:
Appreciation				$ 3,159,051
Depreciation				(4,650,878)

Net unrealized appreciation (depreciation) of investments				$ (1,491,827)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Perpetual security. Maturity date is not applicable.
(4)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.
(5)	Borrowings Payable as a percentage of Total Investments is 30.1%.
(6)

Other Assets Less Liabilities includes the Value and/or Unrealized Appreciation (Depreciation) of certain derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(7)

The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning that referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(8)

The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of performance by the seller of protection.

(9)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each swap contract.
(10)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
N/A	Not applicable.
N/R	Not rated.
TBA	To be announced. Maturity date not known prior to settlement of this transaction.
MDR	Denotes investment is subject to dollar roll transactions.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

AUD	Australian Dollar
CAD	Canadian Dollar
CLP	Chilean Peso
EUR	Euro
GBP	British Pound Sterling
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYN	Malaysian Ringgit
NOK	Norwegian Krone
SEK	Swedish Krona
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

USD-LIBOR-BBA	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Global Income Opportunities Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 30, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2013